Right-of-use assets (Details) - USD ($)	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Reconciliation Of Changes In Right-Of-Use Assets
Right-of-use assets, beginning balance	$ 3,859,088	$ 2,836,575
Right-of-use assets, ending balance	$ 27,009,760	3,859,088	$ 2,836,575
Lease term	5 years
Cost
Reconciliation Of Changes In Right-Of-Use Assets
Right-of-use assets, beginning balance	$ 4,467,810	2,836,575
Additions & modifications	24,487,915	1,612,133
Foreign Exchange on Translation		19,102
Right-of-use assets, ending balance	28,955,725	4,467,810	2,836,575
Accumulated depreciation
Reconciliation Of Changes In Right-Of-Use Assets
Right-of-use assets, beginning balance	(608,722)	0
Foreign Exchange on Translation		7,988
Depreciation	(1,337,243)		(600,734)
Right-of-use assets, ending balance	(1,945,965)	(608,722)	0
Premises
Reconciliation Of Changes In Right-Of-Use Assets
Right-of-use assets, beginning balance	3,761,848	2,783,313
Right-of-use assets, ending balance	26,927,777	3,761,848	2,783,313
Premises | Cost
Reconciliation Of Changes In Right-Of-Use Assets
Right-of-use assets, beginning balance	4,354,001	2,783,313
Additions & modifications	24,467,955	1,550,957
Foreign Exchange on Translation		19,731
Right-of-use assets, ending balance	28,821,956	4,354,001	2,783,313
Premises | Accumulated depreciation
Reconciliation Of Changes In Right-Of-Use Assets
Right-of-use assets, beginning balance	(592,153)	0
Foreign Exchange on Translation		7,810
Depreciation	(1,302,026)		(584,343)
Right-of-use assets, ending balance	(1,894,179)	(592,153)	0
Equipment
Reconciliation Of Changes In Right-Of-Use Assets
Right-of-use assets, beginning balance	97,240	53,262
Right-of-use assets, ending balance	81,983	97,240	53,262
Equipment | Cost
Reconciliation Of Changes In Right-Of-Use Assets
Right-of-use assets, beginning balance	113,809	53,262
Additions & modifications	19,960	61,176
Foreign Exchange on Translation		(629)
Right-of-use assets, ending balance	133,769	113,809	53,262
Equipment | Accumulated depreciation
Reconciliation Of Changes In Right-Of-Use Assets
Right-of-use assets, beginning balance	(16,569)	0
Foreign Exchange on Translation		178
Depreciation	(35,217)		(16,391)
Right-of-use assets, ending balance	$ (51,786)	$ (16,569)	$ 0